Description of Business (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Description of Business

Note 1 – Description of Business

Effective June 1, 2018, the Company converted from IMAC Holdings, LLC a Kentucky Limited Liability Company to IMAC Holdings, Inc. a Delaware Corporation. This accounting change has been given retrospective treatment in the consolidated financial statements.

IMAC Holdings, Inc. and its Affiliates (the “Company”) provide orthopedic therapies through its chain of IMAC Regeneration Centers. Through its consolidated and equity owned entities, its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. The Company has opened two (2) medical clinics located in Tennessee at December 31, 2017, and plans to expand in the Midwest and Southern United states. The Company has partnered with several well-known sports celebrities such as David Price in opening its medical clinics, with a focus around treating sports injuries.

IMAC Regeneration Center of St. Louis, LLC [Member]
Description of Business

Note 1 – Description of Business

IMAC Regeneration Center of St. Louis, LLC (“IMAC St. Louis”) provides orthopedic therapies. Through its entities, its outpatient medical clinics provide conservative, minimally invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. The Company has partnered with Ozzie Smith in opening its medical clinics, with a focus around treating sports injuries.

Note 1 – Description of Business

IMAC Regeneration Center of St. Louis, LLC (“IMAC St. Louis”) was formed in 2015 as a Limited Liability Company and provides orthopedic therapies. Through its entities, its outpatient medical clinics provide conservative, minimally invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. The Company has partnered with Ozzie Smith in opening its medical clinics, with a focus around treating sports injuries.